Related Party Transactions (Details) - USD ($)						3 Months Ended		12 Months Ended
	Mar. 24, 2026	Dec. 29, 2025	Sep. 30, 2025	Jun. 30, 2025	Feb. 17, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Related Party Transactions [Line Items]
Majority interest sale					$ 1
Accrued salaries						$ 21,635	$ 99,850	$ 405,000	$ 435,000
Net of payments						79,615	1,400	145,814	263,885
Common stock issued for conversion of loan payable - related party				$ 250,000				250,000
Shares issued						1,443,750	60,000	750,000	600,000
Accrued payroll taxes						1,731	7,988	55,384
Accrued Fees						25,000		100,000	100,000
Payments for Taxes								41,386	91,198
Common stock issued for services								1,125,000
Stock based compensation amount		$ 1,125,000
Accrued salaries						$ 564,095		542,460	463,274
Board of Director fees [Member]
Related Party Transactions [Line Items]
Common stock sold for cash (in Shares)				150,000		28,125
Price of per share				$ 1		$ 2
Conversion of accrued fees				$ 150,000		$ 56,250
Accrued salaries								405,000
Officer [Member]
Related Party Transactions [Line Items]
Accrued salaries						496,244	$ 495,273	474,610	395,423
Net of payments						$ 79,615			263,885
Accrued payroll taxes								55,384	103,598
Accrued salaries								$ 474,610	$ 395,423
President [Member]
Related Party Transactions [Line Items]
Price of per share	$ 2
Common stock issued for services		$ 1,125,000
Common stock issued for services (in Shares)	4,200,000							1,125,000
Common Stock [Member]
Related Party Transactions [Line Items]
Accrued salaries, converted amount								$ 180,000
Accrued salaries, converted shares								180,000
Common stock sold for cash (in Shares)						721,875	60,000	750,000	600,000
Price of per share						$ 1		$ 1
Shares issued						$ 72	$ 6	$ 75	$ 60
Common stock issued for services								$ 113
Common stock issued for services (in Shares)								1,125,000
Common Stock [Member] | Board of Director fees [Member]
Related Party Transactions [Line Items]
Shares issued								$ 1,125,000
Common Stock [Member] | Officer [Member]
Related Party Transactions [Line Items]
Common stock sold for cash (in Shares)								180,000
Price of per share								$ 1
Related Party [Member]
Related Party Transactions [Line Items]
Accrued salary				$ 180,000
Common stock sold for cash (in Shares)				180,000					63,630
Price of per share				$ 1					$ 1
Accrued salaries									$ 435,000
Related Party [Member] | Board of Director fees [Member]
Related Party Transactions [Line Items]
Common stock sold for cash (in Shares)				250,000					2,657,550
Shares issued									$ 265
Related Party [Member] | Common Stock [Member]
Related Party Transactions [Line Items]
Common stock sold for cash (in Shares)							63,630	250,000
Price of per share								$ 1
Related Party [Member] | Common Stock [Member] | Board of Director fees [Member]
Related Party Transactions [Line Items]
Common stock sold for cash (in Shares)								2,657,550
Shares issued			$ 265
Series AAA Convertible Preferred Stock [Member]
Related Party Transactions [Line Items]
Common stock sold for cash (in Shares)							700,000		700,000
Price of per share									$ 0.1
Series AAAA Convertible Preferred Stock [Member]
Related Party Transactions [Line Items]
Common stock sold for cash (in Shares)							1,183,700		1,183,700
Price of per share									$ 0.5
Provision for conversion debt									$ 591,850
Warrants [Member]
Related Party Transactions [Line Items]
Common stock sold for cash (in Shares)									710,220
Price of per share									$ 0.5
Provision for conversion debt									$ 1,775,550